THE NEEDHAM FUNDS, INC.
                                 445 PARK AVENUE
                            NEW YORK, NEW YORK 10022


                     Supplement dated August 3, 2007 to the
                         Prospectus dated April 27, 2007



THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.



o The following paragraph replaces a similar paragraph under the HOW TO PURCHASE SHARES section on page 19:

     For each Fund, the minimum initial investment for individuals, corporations, partnerships or trusts is $5,000. There is a $500 minimum for subsequent investments. These minimum investment requirements may be waived for certain fee-based advisory accounts that are included in investment advisory products (for example, wrap accounts). Shares of the Funds are offered on a continuous basis. The Funds, however, reserve the right, in their sole discretion, to reject any application to purchase shares. Your application will not be accepted unless it is accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased. No third party checks will be accepted.

o BISYS Fund Services Ohio, Inc. ("BISYS"), administrator, shareholder servicing agent and transfer agent of The Needham Funds, Inc. (the "Company"), was re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of BISYS Group, Inc., the parent company of BISYS, by a subsidiary of Citibank, N.A. All references in the prospectus to "BISYS Fund Services Ohio, Inc." are hereby deleted and replaced with "Citi Fund Services Ohio, Inc."

     No changes have been made with respect to the addresses or telephone numbers listed in the prospectus.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                             THE NEEDHAM FUNDS, INC.
                                 445 PARK AVENUE
                            NEW YORK, NEW YORK 10022


                     Supplement dated August 3, 2007 to the
            Statement of Additional Information dated April 27, 2007


BISYS Fund Services Ohio, Inc. ("BISYS"), administrator and transfer agent of The Needham Funds, Inc. (the "Company"), was re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of BISYS Group, Inc., the parent company of BISYS, by Citi. All references in the Statement of Additional Information (the "SAI") to "BISYS Fund Services Ohio, Inc." are hereby deleted and replaced with "Citi Fund Services Ohio, Inc."

No changes have been made with respect to the addresses or telephone numbers listed in the SAI.
























               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE